UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock Seven Oaks Acquisition Corp	Class B Common Stock Common Stock Seven Oaks Acquisition Corp	Common Stock	Additional Paid-In Capital Seven Oaks Acquisition Corp	Additional Paid-In Capital	Accumulated Deficit Seven Oaks Acquisition Corp	Accumulated Deficit	Seven Oaks Acquisition Corp	Total
Balances at the beginning at Dec. 31, 2017			$ 97		$ 2,488,996		$ (165,261,089)		$ (162,771,996)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss							(50,325,820)		(50,325,820)
Balances at the end at Dec. 31, 2018			98		4,812,099		(215,586,910)		(210,774,713)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss							(65,402,000)		(65,402,000)
Balances at the end at Dec. 31, 2019			99		6,045,644		(280,988,910)		(274,943,167)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss							(27,090,243)		(27,090,243)
Balances at the end at Sep. 30, 2020			99		6,889,740		(308,079,153)		(301,189,314)
Balances at the beginning at Dec. 31, 2019			99		6,045,644		(280,988,910)		(274,943,167)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss							(34,436,576)		(34,436,576)
Balances at the end at Dec. 31, 2020	$ 251	$ 647	99		6,982,996	$ (20,102,528)	(315,425,489)	$ (20,101,881)	(308,442,394)
Balance at the end (in shares) at Dec. 31, 2020	2,510,189	6,468,750
Balances at the beginning at Jun. 30, 2020			99		7,694,585		(300,454,895)		(292,760,211)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss							(7,624,256)		(7,624,256)
Balances at the end at Sep. 30, 2020			99		6,889,740		(308,079,153)		(301,189,314)
Balances at the beginning at Sep. 22, 2020	$ 0	$ 0		$ 0		0		0
Balance at the beginning (in shares) at Sep. 22, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption				$ (24,353)		(15,884,785)		(15,909,138)
Net income/loss						(4,217,743)		(4,217,743)
Balances at the end at Dec. 31, 2020	$ 251	$ 647	99		6,982,996	(20,102,528)	(315,425,489)	(20,101,881)	(308,442,394)
Balance at the end (in shares) at Dec. 31, 2020	2,510,189	6,468,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss						4,644,993		4,644,993
Balances at the end at Mar. 31, 2021		$ 647				(15,457,535)		(15,456,888)
Balance at the end (in shares) at Mar. 31, 2021		6,468,750
Balances at the beginning at Dec. 31, 2020	$ 251	$ 647	99		6,982,996	(20,102,528)	(315,425,489)	(20,101,881)	(308,442,394)
Balance at the beginning (in shares) at Dec. 31, 2020	2,510,189	6,468,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss							(30,300,971)	4,414,078	(30,300,971)
Balances at the end at Sep. 30, 2021		$ 647	99		10,567,654	(15,688,450)	(345,726,458)	(15,687,803)	(335,158,705)
Balance at the end (in shares) at Sep. 30, 2021		6,468,750
Balances at the beginning at Mar. 31, 2021		$ 647				(15,457,535)		(15,456,888)
Balance at the beginning (in shares) at Mar. 31, 2021		6,468,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss						(6,262,431)		(6,262,431)
Balances at the end at Jun. 30, 2021		$ 647	99		9,256,634	(21,719,966)	(339,797,276)	(21,719,319)	(330,540,543)
Balance at the end (in shares) at Jun. 30, 2021		6,468,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss						6,031,516	(5,929,183)	6,031,516	(5,929,183)
Balances at the end at Sep. 30, 2021		$ 647	$ 99		$ 10,567,654	$ (15,688,450)	$ (345,726,458)	$ (15,687,803)	$ (335,158,705)
Balance at the end (in shares) at Sep. 30, 2021		6,468,750